Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Labour costs	€ 20,416	€ 19,447	€ 17,342
Professional services costs	2,979	3,151	3,690
Indirect taxes	1,991	2,177	3,617
Directors and audit committee fees	1,886	1,895	1,868
Office and software maintainance	2,549	2,138	1,784
Depreciation and amortization	1,364	1,462	1,657
Travel expenses	2,677	2,689	1,388
Mail and Phone	552	550	519
Printing and Stationery	519	570	354
Car costs	661	467	257
Government grants related to PPE	(145)	(59)	(54)
Other	2,158	987	880
Total	€ 37,607	€ 35,474	€ 33,302